Vessels, Port Terminals and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels, Port Terminals and Other Fixed Assets, Net

NOTE 7: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$1,324,766	$(390,982)	$933,784
Additions	4,747	(48,812)	(44,065)
Vessel impairment	(274,067)	159,834	(114,233)
Disposals	(48,830)	—	(48,830)
Vessel acquisition	14,735	(44)	14,691
Balance December 31, 2019	$1,021,351	$(280,004)	$741,347
Additions	1,277	(36,438)	(35,161)
Vessel impairment	(221,754)	137,255	(84,499)
Disposals	(87,823)	—	(87,823)
Vessel acquisition	96,678	(2,820)	93,858
Write offs	(153)	—	(153)
Balance December 31, 2020	$809,576	$(182,007)	$627,569
Additions	4,949	(26,770)	(21,821)
Vessel impairment	(89,888)	68,258	(21,630)
Vessel Disposals	(172,782)	—	(172,782)
Vessel acquisition	16,049	—	16,049
Balance December 31, 2021	$567,904	$(140,519)	$427,385

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$253,360	$(39,775)	$213,585
Additions	602	(7,186)	(6,584)
Balance December 31, 2019	$253,962	$(46,961)	$207,001
Additions	869	(7,216)	(6,347)
Write offs	(87)	76	(11)
Balance December 31, 2020	$254,744	$(54,101)	$200,643
Additions	1,520	(7,629)	(6,109)
Transfers	5,646	—	5,646
Disposals	(130)	169	39
Balance December 31, 2021	$261,780	$(61,561)	$200,219

Tanker vessels, barges and pushboats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$525,712	$(182,584)	$343,128
Additions	2,403	(19,038)	(16,635)
Write offs	(2,064)	866	(1,198)
Balance December 31, 2019	$526,051	$(200,756)	$325,295
Additions	1,931	(18,278)	(16,347)
Write offs	(308)	—	(308)
Balance December 31, 2020	$527,674	$(219,034)	$308,640
Additions	2,445	(20,763)	(18,318)
Impairment losses	(27,339)	5,373	(21,966)
Transfers	51,461	—	51,461
Balance December 31, 2021	$554,241	$(234,424)	$319,817

Containerships (Navios Containers)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$400,896	$(917)	$399,979
Additions	1,715	(7,497)	(5,782)
Vessel acquisition	53,097	(649)	52,448
Navios Containers Deconsolidation	(455,708)	9,063	(446,645)
Balance December 31, 2019	$—	$—	$—

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$19,876	$(11,897)	$7,979
Additions	2,161	(1,056)	1,105
Write offs	(14,206)	7,993	(6,213)
Balance December 31, 2019	$7,831	$(4,960)	$2,871
Additions	488	(672)	(184)
Balance December 31, 2020	$8,319	$(5,632)	$2,687
Additions	385	(491)	(106)
Balance December 31, 2021	$8,704	$(6,123)	$2,581

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$2,524,610	$(626,155)	$1,898,455
Additions	11,628	(83,589)	(71,961)
Vessel acquisition	67,832	(693)	67,139
Vessel impairment	(274,067)	159,834	(114,233)
Vessel disposals	(48,830)	—	(48,830)
Write offs	(16,270)	8,859	(7,411)
Navios Containers Deconsolidation	(455,708)	9,063	(446,645)
Balance December 31, 2019	$1,809,195	$(532,681)	$1,276,514
Additions	4,565	(62,604)	(58,039)
Vessel acquisition	96,678	(2,820)	93,858
Vessel impairment	(221,754)	137,255	(84,499)
Vessel disposals	(87,823)	—	(87,823)
Write offs	(548)	76	(472)
Balance December 31, 2020	$1,600,313	$(460,774)	$1,139,539
Additions	9,299	(55,653)	(46,354)
Vessel acquisition	16,049	—	16,049
Vessel impairment	(117,227)	73,631	(43,596)
Vessel Disposals	(172,782)	—	(172,782)
Disposal	(130)	169	39
Transfers from other long-term assets	57,107	—	57,107
Balance December 31, 2021	$1,392,629	$(442,627)	$950,002

Deposits for Vessels and Port Terminals Acquisitions

During the first quarter of 2021, Navios Logistics completed the construction of six liquid barges and transferred a total of $19,501 to “Vessels, port terminals and other fixed assets, net” in the consolidated statement of financial position of which capitalized interest amounted to $1,062. As of December 31, 2020, the total amount included in “Other long-term assets” was $16,696 for the construction of these barges. Capitalized interest included in “Other long-term assets” for the construction of these barges amounted to $611 as of December 31, 2020.

During the first quarter of 2021, Navios Logistics completed the construction of two new tanks in its liquid port terminal and transferred a total of $1,843 to “Vessels, port terminals and other fixed assets, net” in the consolidated statement of financial position. As of December 31, 2020, Navios Logistics had paid $1,285 for the construction of two new tanks in its liquid port terminal, which was included in the consolidated statement of financial position under the caption “Other long-term assets”.

As of December 31, 2021 and December 31, 2020, Navios Logistics had paid $713 and $631, respectively, for capitalized expenses for the development of its port operations in Port Murtinho region, Brazil, which is included in the consolidated statement of financial position under the caption “Other long-term assets”.

In the fourth quarter of 2020, Navios Logistics entered into a purchase agreement with an unrelated third party for the acquisition of three pushboats and 18 tank barges (the “Navios Logistics 2020 Fleet”), for a purchase price of $30,000. The acquisition was completed on March 22, 2021. As of December 31, 2021, the total amount of $31,960 was transferred to the caption “Vessels, port terminals and other fixed assets, net” from “Other long-term assets” as of December 2020.

During the second quarter of 2021, Navios Logistics completed the construction of a crane in its grain port terminal and transferred a total of $3,803 to “Vessels, port terminals and other fixed assets, net” in the consolidated statement of financial position. As of December 31, 2020, Navios Logistics had paid $723 for the construction of a crane in its grain port terminal included in the consolidated statement of financial position under the caption “Other long-term assets”.

Impairment Loss/ Loss on Sale of Vessels, Net

2021

In July 2021, the Company completed the sale to Navios Partners of the Navios Azimuth, a 2011 built Capesize vessel of 179,169 dwt, for a sale price of $30,000. The impairment loss amounted to $9,104 (including $1,950 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/ loss on sale of vessels, net”.

  In June 2021, the Company completed the sale to Navios Partners of the Navios Ray, a 2012 built Capesize vessel of 179,515 dwt, and the Navios Bonavis, a 2009 built Capesize vessel of 180,022 dwt, for a sale price of $58,000. The loss due to sale amounted to $8,753 (including $1,775 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/ loss on sale of vessels, net”.

In June 2021, the Company completed the sale to Navios Partners of the Navios Koyo, a 2011-built Capesize vessel, which was previously chartered-in by Navios Holdings, for a sale price of $28,500. The net sale proceeds were $8,500 and the gain due to sale amounted to $12,451 and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/ loss on sale of vessels, net”. Refer to Note 15 “Leases” to the consolidated financial statements.

In June 2021, the Company completed the sale to an unrelated third party of the Navios Serenity, a 2011 built Handysize vessel of 34,690 dwt, for a net sale price of $10,388. The loss due to sale amounted to $6,957 (including $11 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/ loss on sale of vessels, net”.

In March 2021, the Company completed the sale to Navios Partners of the Navios Centaurus, a 2012 built Panamax vessel of 81,472 dwt, and the Navios Avior, a 2012 built Panamax vessel of 81,355 dwt, for a sale price of $39,250, including working capital adjustments, amounting $5,766. The loss due to sale amounted to $13,498 (including $495 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/ loss on sale of vessels, net”.

Navios Logistics

During the fourth quarter of the year ended December 31, 2021, Navios Logistics recorded an impairment loss of $21,966 for two of its tanker vessels operating in the cabotage business.

2020

During the fourth quarter of the year ended December 31, 2020, Navios Holdings recorded an impairment loss of $52,820 for two of its dry bulk vessels.

In February 2021, Navios Holdings completed the sale to an unrelated third party of the Navios Astra, a 2006-built Ultra Handymax vessel of 53,468 dwt, for a sale price of approximately $6,644. As of December 31, 2020, the impairment loss amounted to $6,288 (including $98 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/ loss on sale of vessels, net”.

In September 2020, Navios Holdings completed the sale of the Navios Gem, a 2014-built Capesize vessel of 181,336 dwt, and of the Navios Victory, a 2014-built Panamax vessel of 77,095 dwt, to Navios Partners for a sale price of $51,000 in total including net liabilities of $4,378. The net loss due to sale amounted to $7,683 (including $1,747 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/ loss on sale of vessels, net”.

In September 2020, Navios Holdings completed the sale to an unrelated third party of the Navios Amitie, a 2005-built Panamax vessel of 75,395 dwt, for a sale price of approximately $6,885. The impairment loss amounted to $4,478 and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/ loss on sale of vessels, net”.

In August 2020, Navios Holdings completed the sale to an unrelated third party of the Navios Northern Star, a 2005-built Panamax vessel of 75,395 dwt, for a sale price of approximately $6,860. The impairment loss amounted to $4,489 and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/ loss on sale of vessels, net”.

In May 2020, Navios Holdings completed the sale to an unrelated third party of the Navios Star, a 2002-built Panamax vessel of 76,662 dwt, for a net sale price of $6,450, paid in cash. The impairment loss amounted to $5,697 (including $258 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/ loss on sale of vessels, net”.

In February 2020, Navios Holdings completed the sale to unrelated third party of the Navios Kypros, a 2003-built Ultra Handymax vessel of 55,222 dwt, for approximately $9,131 in total, including insurance proceeds covering unrepaired damages plus expenses (subject to applicable deductibles and other customary limitations). The loss due to sale amounted to $5,551 (including $404 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/ loss on sale of vessels, net”.

2019

During the fourth quarter of the year ended December 31, 2019, Navios Holdings recorded an impairment loss of $84,584 for two of its dry bulk vessels.

In January 2020, Navios Holdings completed the sale to an unrelated third party of the Navios Hios, a 2003-built Ultra Handymax vessel of 55,180 dwt, for a net sale price of $7,497, paid in cash. The impairment loss amounted to $7,429 (including $611 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/loss on sale of vessels, net”.

In September 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Primavera, a 2007-built Ultra Handymax vessel of 53,464 dwt, for a net sale price of $9,891, paid in cash. The loss due to sale amounted to $1,673 and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/loss on sale of vessels, net”.

In August 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Mercator, a 2002-built Ultra Handymax vessel of 53,553 dwt, for a net sale price of $6,664, paid in cash. The impairment loss amounted to $4,849 (including $490 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/loss on sale of vessels, net”.

In July 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Arc, a 2003-built Ultra Handymax vessel of 53,514 dwt, for a net sale price of $7,105, paid in cash. The impairment loss amounted to $5,149 (including $685 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/loss on sale of vessels, net”.

In June 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Vector, a 2002-built Ultra Handymax vessel of 50,296 dwt, for a net sale price of $6,860, paid in cash. The loss due to sale amounted to $10,039 (including $673 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/loss on sale of vessels, net”.

In May 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Equator Prosper, a 2000-built Capesize vessel of 171,191 dwt, for a net sale price of $11,520, paid in cash. The gain due to sale amounted to $1,784 and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/loss on sale of vessels, net”.

In March 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Meridian, a 2002-built Ultra Handymax vessel of 50,316 dwt, for a net sale price of $6,790, paid in cash. The loss due to sale amounted to $5,531 (including $778 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/loss on sale of vessels, net”.

Vessel Acquisitions

2020

In June 2020, following the liquidation of Navios Europe II, the Company acquired the Jupiter N and the Rainbow N, two 2011-built Panamax vessels of 93,062 dwt and 79,642 dwt, respectively, for an acquisition cost of $24,883 in total plus working capital adjustments.

In March 2020, the Company acquired from an unrelated third party, a previously charter-in vessel, the Navios Corali, a 2015-built Capesize vessel of 181,249 dwt, for a total acquisition cost of $36,684, paid in cash.

In January 2020, the Company acquired from an unrelated third party, a previously charter-in vessel, the Navios Canary, a 2015-built Capesize vessel of 180,528 dwt, for a total acquisition cost of $35,111, paid in cash.

2019

In August 2019, Navios Holdings acquired from an unrelated third party, a previously charter-in vessel, Navios Victory, a 2014-built Panamax vessel of 77,095 dwt, for a total acquisition cost of $14,735, paid in cash.

Navios Logistics

Since 2018, Navios Logistics acquired approximately 6.6 hectares of undeveloped land located in the Port Murtinho region, Brazil, and on March 24, 2021 acquired 2.3 additional hectares. Navios Logistics plans to develop this land for its port operations for a total cost of $1,580.

In February 2017, two self-propelled barges of Navios Logistics’ fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109. The sale price was to be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option at no cost at the end of the lease period. In October 2021 and November 2021, the Company received the final installments of San Lorenzo and Formosa.

Navios Containers

On April 23, 2019, Navios Containers purchased the Navios Constellation, a 2011-built of 10,000 TEU containership, from an unrelated third party for an acquisition cost of $53,097.